Net finance costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finance income
Interest income on current bank deposits	€ 4,027	€ 1,605	€ 247
Net foreign exchange gain on financing activities	1,595	0	293
Interest income on interest rate swap	887	0	0
Other finance income	567	455	636
Finance income	7,076	2,060	1,176
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)	(52,676)	(30,894)	(22,184)
Interest expense	(1,167)	(588)	(626)
Net foreign exchange loss on financing activities	(6)	(2,537)	0
Net foreign exchange losses on operating activities	(975)	(3,501)	(405)
Other finance costs	(2,597)	(1,129)	(2,579)
Finance costs	(57,421)	(38,649)	(25,794)
Net finance costs	€ (50,345)	€ (36,589)	€ (24,618)